Schedule of Investments (unaudited) April 30, 2019	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.9%
AMP Ltd.	73,875	$118,033
APA Group	11,625	78,713
Aristocrat Leisure Ltd.	7,500	137,673
ASX Ltd.	1,500	78,655
Australia & New Zealand Banking Group Ltd.	33,375	638,955
Bank of Queensland Ltd.	13,575	88,573
Bendigo & Adelaide Bank Ltd.	9,525	69,053
Brambles Ltd.	21,600	183,198
Cochlear Ltd.	450	59,333
Commonwealth Bank of Australia	19,587	1,027,356
Computershare Ltd.	10,050	126,124
Crown Resorts Ltd.	8,100	75,769
CSL Ltd.	4,650	649,900
Dexus	13,800	121,414
Domino’s Pizza Enterprises Ltd.(a)	900	27,239
Goodman Group	26,625	246,619
GPT Group (The)	20,840	84,049
Harvey Norman Holdings Ltd.	600	1,761
Insurance Australia Group Ltd.	39,225	217,555
James Hardie Industries PLC	6,150	83,457
Macquarie Group Ltd.	4,725	447,971
Medibank Pvt Ltd.	33,150	66,731
Mirvac Group	83,550	166,423
National Australia Bank Ltd.	35,852	639,693
Newcrest Mining Ltd.	6,525	114,861
QBE Insurance Group Ltd.	15,375	139,925
Ramsay Health Care Ltd.	1,125	51,722
Scentre Group	51,975	139,746
Seek Ltd.	4,500	57,677
Sonic Healthcare Ltd.	7,575	136,757
Stockland	55,553	147,411
Suncorp Group Ltd.	26,700	249,380
Sydney Airport	33,825	181,415
Tabcorp Holdings Ltd.	34,793	117,303
Telstra Corp. Ltd.	58,200	138,459
Treasury Wine Estates Ltd.	11,550	139,827
Wesfarmers Ltd.	7,050	178,687
Westpac Banking Corp.	36,693	710,484
Woolworths Group Ltd.	17,475	391,748
WorleyParsons Ltd.	13,575	136,824

		8,466,473

Austria — 0.1%
Erste Group Bank AG	3,375	135,030
Raiffeisen Bank International AG	3,811	101,522

		236,552

Belgium — 0.2%
Anheuser-Busch InBev SA/NV	7,200	639,553
Colruyt SA	600	43,210
Umicore SA	3,450	133,391

		816,154

Brazil — 0.5%
Ambev SA	67,501	315,607
B3 SA — Brasil, Bolsa, Balcao	30,000	261,626
Banco Bradesco SA	110	866
Banco do Brasil SA	15,000	188,644
BB Seguridade Participacoes SA	7,500	53,654
CCR SA	22,500	66,584
Cielo SA	15,036	29,232

Security	Shares	Value

Brazil (continued)
Embraer SA	7,500	$37,288
Kroton Educacional SA	22,500	55,534
Localiza Rent a Car SA	7,500	68,729
Lojas Renner SA	7,500	89,006
Suzano SA	7,500	77,330
Ultrapar Participacoes SA	45,002	239,233
Vale SA	60,001	760,967

		2,244,300

Canada — 3.2%
Agnico Eagle Mines Ltd.	5,625	231,991
Alimentation Couche-Tard Inc., Class B	6,075	356,723
Aurora Cannabis Inc.(a)(b)	8,775	79,387
Bank of Montreal	6,075	477,889
Bank of Nova Scotia (The)	14,025	769,227
Barrick Gold Corp.	12,388	156,830
Bausch Health Companies Inc.(b)	1,950	44,851
BCE Inc.	4,650	207,197
BlackBerry Ltd.(a)(b)	10,050	91,819
Brookfield Asset Management Inc., Class A	9,525	457,344
Cameco Corp.	6,825	74,988
Canadian Imperial Bank of Commerce	5,025	421,402
Canadian National Railway Co.	6,600	610,544
Canadian Pacific Railway Ltd.	975	217,563
Canadian Tire Corp. Ltd., Class A, NVS	900	98,657
Canopy Growth Corp.(a)(b)	2,325	116,959
CCL Industries Inc., Class B, NVS	4,425	187,993
CGI Inc.(b)	2,025	145,161
Constellation Software Inc./Canada	300	263,620
Dollarama Inc.	5,175	154,804
Enbridge Inc.	18,909	695,663
Fairfax Financial Holdings Ltd.	450	213,720
First Quantum Minerals Ltd.	31,425	330,556
Franco-Nevada Corp.	4,575	326,460
George Weston Ltd.	3,300	245,390
Hydro One Ltd.(c)	27,600	444,817
Intact Financial Corp.	1,125	91,668
Loblaw Companies Ltd.	2,325	113,433
Lundin Mining Corp.	58,950	315,084
Magna International Inc.	1,200	66,521
Manulife Financial Corp.	16,725	306,724
Metro Inc.	4,575	164,948
National Bank of Canada	1,575	74,722
Nutrien Ltd.	5,175	279,524
Pembina Pipeline Corp.	18,000	640,946
PrairieSky Royalty Ltd.	43,875	629,814
Restaurant Brands International Inc.	3,750	243,756
RioCan REIT	6,450	123,515
Rogers Communications Inc., Class B, NVS	4,200	210,593
Royal Bank of Canada	14,400	1,142,944
Shaw Communications Inc., Class B, NVS	4,500	90,756
Shopify Inc., Class A(a)(b)	675	163,456
SNC-Lavalin Group Inc.	6,375	158,285
Stars Group Inc. (The)(a)(b)	2,555	48,015
Sun Life Financial Inc.	4,425	183,092
TELUS Corp.	2,250	82,510
Thomson Reuters Corp.	3,300	203,098
Toronto-Dominion Bank (The)	18,243	1,036,374
Turquoise Hill Resources Ltd.(b)	104,550	155,442
Wheaton Precious Metals Corp.	18,450	397,473

1

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
WSP Global Inc.	2,250	$120,997

		14,465,245

Chile — 0.1%
Aguas Andinas SA, Class A	281,550	161,549
SACI Falabella	12,492	91,894

		253,443

China — 3.9%
Agricultural Bank of China Ltd., Class H	600,000	276,850
Alibaba Group Holding Ltd., ADR(a)(b)	12,900	2,393,853
Baidu Inc., ADR(b)	2,625	436,354
Bank of Beijing Co. Ltd., Class A	167,397	158,178
Bank of China Ltd., Class A	60,000	34,623
Bank of China Ltd., Class H	1,050,000	500,548
Bank of Communications Co. Ltd., Class H	225,000	189,570
Bank of Jiangsu Co. Ltd., Class A	30,095	32,768
Bank of Nanjing Co. Ltd., Class A	30,000	38,583
CGN Power Co. Ltd., Class H(c)	975,000	257,253
China Cinda Asset Management Co. Ltd., Class H	300,000	79,919
China CITIC Bank Corp. Ltd., Class H	150,000	96,171
China Conch Venture Holdings Ltd.	37,500	126,667
China Construction Bank Corp., Class H	1,131,000	999,035
China Everbright Bank Co. Ltd., Class A	210,000	129,902
China First Capital Group Ltd.(b)	84,000	35,333
China Gas Holdings Ltd.	30,000	96,553
China Life Insurance Co. Ltd., Class H	150,000	424,453
China Merchants Bank Co. Ltd., Class H	75,000	371,396
China Minsheng Banking Corp. Ltd., Class A	180,000	170,888
China Mobile Ltd.	75,000	714,591
China Molybdenum Co. Ltd., Class H	225,000	84,604
China Oilfield Services Ltd., Class H	148,000	158,462
China Pacific Insurance Group Co. Ltd., Class A	15,000	80,504
China Resources Gas Group Ltd.	150,000	694,037
China Tower Corp. Ltd., Class H(c)	450,000	121,600
China Unicom Hong Kong Ltd.	150,000	178,002
China Vanke Co. Ltd., Class A	7,500	32,131
China Vanke Co. Ltd., Class H	23,200	89,749
China Yangtze Power Co. Ltd., Class A	60,000	150,150
Chongqing Rural Commercial Bank Co. Ltd., Class H	75,000	43,784
Country Garden Holdings Co. Ltd.	75,000	120,835
Ctrip.com International Ltd., ADR(b)	5,475	241,174
Daqin Railway Co. Ltd., Class A	37,500	47,395
ENN Energy Holdings Ltd.	7,500	70,838
Fosun International Ltd.	37,500	58,123
GDS Holdings Ltd., ADR(a)(b)	450	17,609
Geely Automobile Holdings Ltd.	75,000	150,470
Great Wall Motor Co. Ltd., Class H	81,000	65,767
Huaneng Renewables Corp. Ltd., Class H	600,000	172,840
Industrial & Commercial Bank of China Ltd., Class H	825,000	619,376
Industrial Bank Co. Ltd., Class A	62,398	184,382
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	15,000	68,978
JD.com Inc., ADR(b)	8,625	261,079
Jiangsu Expressway Co. Ltd., Class H	150,000	213,373
Jiayuan International Group Ltd.	10,000	4,474
MMG Ltd.(b)	300,000	129,630
NetEase Inc., ADR	750	213,397
New Oriental Education & Technology Group Inc., ADR(b)	2,025	193,307
Offshore Oil Engineering Co. Ltd., Class A	22,500	19,125
People’s Insurance Co. Group of China Ltd. (The), Class H	225,000	92,060
PICC Property & Casualty Co. Ltd., Class H	150,000	168,443

Security	Shares	Value

China (continued)
Ping An Insurance Group Co. of China Ltd., Class H	75,000	$902,918
Postal Savings Bank of China Co. Ltd., Class H(c)	75,000	45,600
SAIC Motor Corp. Ltd., Class A	7,500	30,462
Sany Heavy Industry Co. Ltd., Class A	30,000	54,515
Shanghai Pudong Development Bank Co. Ltd., Class A	60,000	106,538
Shenzhen International Holdings Ltd.	37,500	80,875
Sihuan Pharmaceutical Holdings Group Ltd.	75,000	20,171
Sino Biopharmaceutical Ltd.	75,000	72,080
Sunny Optical Technology Group Co. Ltd.	7,500	91,439
TAL Education Group, ADR(b)	4,275	164,459
Tencent Holdings Ltd.	60,000	2,967,344
Towngas China Co. Ltd.	150,000	119,306
Vipshop Holdings Ltd., ADR(b)	6,900	59,409
Want Want China Holdings Ltd.	75,000	59,462
Yum China Holdings Inc.	4,302	204,517
YY Inc., ADR(b)	600	50,766
Zhejiang Expressway Co. Ltd., Class H	150,000	160,795

		17,499,842

Colombia — 0.1%
Ecopetrol SA	234,675	216,499
Grupo de Inversiones Suramericana SA	3,450	38,385
Interconexion Electrica SA ESP	62,400	305,096

		559,980

Denmark — 0.5%
Carlsberg A/S, Class B	810	104,544
Chr Hansen Holding A/S	1,875	191,113
Coloplast A/S, Class B	825	88,944
Danske Bank A/S	9,300	164,804
Genmab A/S(b)	600	99,525
ISS A/S	1,950	60,593
Novo Nordisk A/S, Class B	17,925	875,847
Novozymes A/S, Class B	6,267	291,823
Orsted A/S(c)	1,200	91,797
Pandora A/S	1,500	62,867
Vestas Wind Systems A/S	2,325	210,106

		2,241,963

Finland — 0.4%
Elisa OYJ	1,350	57,235
Kone OYJ, Class B	5,700	312,117
Neste OYJ	9,675	319,211
Nokia OYJ	52,725	276,477
Nokian Renkaat OYJ	2,475	82,713
Nordea Bank Abp	26,175	205,809
Orion OYJ, Class B	1,425	47,319
Sampo OYJ, Class A	7,500	342,598
Wartsila OYJ Abp	6,675	106,375

		1,749,854

France — 3.6%
Aeroports de Paris	900	183,167
Airbus SE	6,675	911,745
Alstom SA	2,850	125,205
Amundi SA(c)	1,500	107,671
Atos SE	1,575	162,001
AXA SA	24,825	660,619
BioMerieux	450	35,680
BNP Paribas SA	9,525	506,513
Bollore SA	37,050	175,887
Bureau Veritas SA	4,950	125,262
Capgemini SE	2,175	263,496

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Carrefour SA	3,375	$65,700
CNP Assurances	4,050	95,497
Credit Agricole SA	9,225	126,439
Danone SA	7,050	569,500
Dassault Aviation SA	75	113,387
Dassault Systemes SE	1,725	272,679
Edenred	4,425	208,332
Eiffage SA	375	39,126
EssilorLuxottica SA	3,560	432,882
Eurazeo SE	2,625	205,782
Gecina SA	665	99,195
Getlink SE	9,825	158,006
Hermes International	450	316,307
ICADE	1,050	89,667
Iliad SA	675	68,612
Ingenico Group SA	1,050	88,443
Kering SA	900	531,548
Klepierre SA	3,975	141,083
Legrand SA	3,825	280,863
L’Oreal SA	3,600	988,861
LVMH Moet Hennessy Louis Vuitton SE	3,225	1,261,557
Orange SA	16,875	264,104
Pernod Ricard SA	2,775	483,130
Peugeot SA	10,200	267,032
Publicis Groupe SA	1,650	97,783
Remy Cointreau SA	675	89,869
Renault SA	3,300	224,931
Rexel SA	5,175	69,480
Safran SA	4,200	611,432
Sanofi	11,625	1,009,551
Sartorius Stedim Biotech	150	20,341
Schneider Electric SE	8,700	735,742
SCOR SE	1,725	70,292
SES SA	3,900	66,304
Societe BIC SA	675	58,135
Societe Generale SA	7,500	237,196
Sodexo SA(a)	1,725	197,671
STMicroelectronics NV	8,175	150,023
Teleperformance	450	86,389
Thales SA	1,425	170,001
Ubisoft Entertainment SA(b)	1,275	121,513
Unibail-Rodamco-Westfield	2,294	393,988
Vinci SA	7,425	749,075
Vivendi SA	15,825	458,807

		16,043,501

Germany — 2.5%
1&1 Drillisch AG(a)	1,350	50,290
adidas AG	1,800	462,154
Allianz SE, Registered	4,275	1,029,106
Aroundtown SA	4,575	37,049
BASF SE	7,950	645,855
Bayer AG, Registered	8,250	548,645
Bayerische Motoren Werke AG	6,225	529,506
Beiersdorf AG	1,125	122,851
Continental AG	1,125	185,790
Daimler AG, Registered	13,350	872,845
Delivery Hero SE(b)(c)	2,700	124,334
Deutsche Bank AG, Registered	23,025	190,151
Deutsche Boerse AG	1,500	199,877
Deutsche Post AG, Registered	5,025	174,014

Security	Shares	Value

Germany (continued)
Deutsche Telekom AG, Registered	24,825	$414,928
Deutsche Wohnen SE	3,900	175,135
Fraport AG Frankfurt Airport Services Worldwide	1,350	111,716
Fresenius Medical Care AG & Co. KGaA	2,925	245,723
Fresenius SE & Co. KGaA	4,725	267,837
GEA Group AG	2,550	71,216
Infineon Technologies AG(a)	16,050	378,182
Innogy SE(b)	6,606	286,510
KION Group AG	750	51,306
Merck KGaA	1,125	119,624
MTU Aero Engines AG	675	158,632
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	1,725	431,105
OSRAM Licht AG(a)	300	10,251
ProSiebenSat.1 Media SE	3,675	57,804
Puma SE	78	48,209
SAP SE	10,575	1,357,934
Siemens AG, Registered	8,250	986,895
Siemens Healthineers AG(c)	1,875	79,892
Symrise AG	3,525	338,555
Telefonica Deutschland Holding AG	12,975	42,111
United Internet AG, Registered(d)	2,025	81,086
Vonovia SE	5,175	257,909
Wirecard AG(a)	1,679	251,577
Zalando SE(a)(b)(c)	2,550	119,856

		11,516,460

Hong Kong — 1.3%
AIA Group Ltd.	135,000	1,375,742
BOC Hong Kong Holdings Ltd.	37,500	167,773
CK Asset Holdings Ltd.	37,500	301,132
Hang Lung Properties Ltd.	75,000	176,282
Hang Seng Bank Ltd.	7,500	196,931
Hong Kong & China Gas Co. Ltd.	225,963	539,173
Hong Kong Exchanges & Clearing Ltd.	9,000	312,030
Hongkong Land Holdings Ltd.	22,500	156,825
Jardine Strategic Holdings Ltd.	7,500	283,650
Link REIT	37,500	437,358
Melco Resorts & Entertainment Ltd., ADR	6,450	161,895
MGM China Holdings Ltd.	30,000	61,794
MTR Corp. Ltd.	37,500	223,220
Power Assets Holdings Ltd.	75,000	522,918
Sands China Ltd.	60,000	329,620
Sun Hung Kai Properties Ltd.	37,500	647,195
Swire Properties Ltd.	30,000	121,791

		6,015,329

Hungary — 0.0%
OTP Bank Nyrt	2,775	122,919

India — 1.0%
Adani Ports & Special Economic Zone Ltd.	25,500	144,010
Asian Paints Ltd.	8,325	175,127
Axis Bank Ltd.(b)	25,145	277,231
Bajaj Auto Ltd.	1,800	77,226
Bharat Petroleum Corp. Ltd.	20,250	110,590
Bharti Airtel Ltd.	16,206	74,630
Bharti Infratel Ltd.	7,575	28,594
Container Corp. of India Ltd.	1,962	13,912
Divi’s Laboratories Ltd.	1,275	32,022
Havells India Ltd.	3,975	44,271
HCL Technologies Ltd.	7,800	132,705

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Hero MotoCorp Ltd.	1,500	$54,171
Hindustan Unilever Ltd.	11,175	282,405
Housing Development Finance Corp. Ltd.	14,925	428,102
ICICI Bank Ltd., ADR, NVS	14,400	164,880
Infosys Ltd.	11,550	124,768
Infosys Ltd., ADR	26,850	288,906
ITC Ltd.	47,025	203,742
Larsen & Toubro Ltd., GDR(d)	8,030	154,497
Larsen & Toubro Ltd., GDR, New(d)	220	4,233
Mahindra & Mahindra Ltd., GDR	8,331	76,229
Maruti Suzuki India Ltd.	1,602	153,544
Nestle India Ltd.	738	115,711
REC Ltd.	22,650	48,049
Reliance Industries Ltd.	27,675	554,186
State Bank of India, GDR(b)(d)	2,049	91,590
State Bank of India, GDR, New(b)(d)	56	2,503
Sun Pharmaceutical Industries Ltd.	7,875	51,816
Tata Consultancy Services Ltd.	11,346	368,721
Tata Motors Ltd.(b)	47,178	145,359
Tech Mahindra Ltd.	6,675	80,240
Titan Co. Ltd.	4,575	76,205
Wipro Ltd., ADR	15,597	71,278
Yes Bank Ltd.	25,350	61,230

		4,712,683

Indonesia — 0.2%
Astra International Tbk PT	255,000	136,447
Bank Central Asia Tbk PT	75,000	151,316
Bank Rakyat Indonesia Persero Tbk PT	495,000	151,800
Charoen Pokphand Indonesia Tbk PT	82,500	30,539
Gudang Garam Tbk PT	15,000	88,921
Hanjaya Mandala Sampoerna Tbk PT	352,500	86,579
Jasa Marga Persero Tbk PT	180,042	77,071
Telekomunikasi Indonesia Persero Tbk PT	720,000	191,495
Unilever Indonesia Tbk PT	37,500	119,737

		1,033,905

Ireland — 0.2%
Kerry Group PLC, Class A	1,725	192,934
Linde PLC	4,275	770,611
Paddy Power Betfair PLC	949	79,426

		1,042,971

Israel — 0.2%
Bank Hapoalim BM	9,928	72,923
Bank Leumi Le-Israel BM	13,286	90,799
Check Point Software Technologies Ltd.(b)	1,500	181,140
Nice Ltd.(b)	1,200	165,421
Teva Pharmaceutical Industries Ltd., ADR(b)	10,500	159,810
Wix.com Ltd.(b)	150	20,124

		690,217

Italy — 0.6%
Assicurazioni Generali SpA	15,000	290,822
Atlantia SpA	11,850	322,977
CNH Industrial NV	13,950	151,147
Ferrari NV	2,175	294,331
Fiat Chrysler Automobiles NV	10,500	161,613
Intesa Sanpaolo SpA	151,200	396,005
Leonardo SpA	5,457	62,961
Moncler SpA	2,850	116,805
Poste Italiane SpA(c)	16,875	179,851
Recordati SpA	300	12,100

Security	Shares	Value

Italy (continued)
Snam SpA	39,600	$201,351
Tenaris SA	6,750	93,651
Terna Rete Elettrica Nazionale SpA	42,075	251,705
UniCredit SpA	18,750	259,092

		2,794,411

Japan — 7.0%
Amada Holdings Co. Ltd.	15,000	166,465
Astellas Pharma Inc.	23,100	312,978
Canon Inc.	15,000	416,027
Chiba Bank Ltd. (The)	15,000	78,249
Concordia Financial Group Ltd.	30,000	116,364
Dai-ichi Life Holdings Inc.	15,000	214,815
Daiichi Sankyo Co. Ltd.	7,500	369,091
Daiwa House Industry Co. Ltd.	15,000	418,990
Daiwa Securities Group Inc.	22,500	104,061
Denso Corp.	7,500	326,801
East Japan Railway Co.	1,100	103,358
FUJIFILM Holdings Corp.	7,500	349,091
Hitachi Ltd.	15,000	496,835
Honda Motor Co. Ltd.	15,000	417,643
Hoya Corp.	7,500	526,263
Hulic Co. Ltd.	7,500	64,512
Iida Group Holdings Co. Ltd.	7,500	126,532
Isetan Mitsukoshi Holdings Ltd.	7,500	71,313
Isuzu Motors Ltd.	15,000	214,882
ITOCHU Corp.	30,000	538,721
Japan Post Bank Co. Ltd.	22,500	247,071
Japan Post Holdings Co. Ltd.	30,000	334,815
Japan Tobacco Inc.	15,000	346,936
JGC Corp.	7,500	106,936
Kajima Corp.	15,000	221,549
Kamigumi Co. Ltd.	7,500	178,586
Kansai Paint Co. Ltd.	15,000	284,848
Kao Corp.	7,500	576,229
KDDI Corp.	22,500	513,232
Keikyu Corp.	7,500	127,677
Keisei Electric Railway Co. Ltd.	7,500	261,953
Keyence Corp.	900	558,545
Kirin Holdings Co. Ltd.	7,500	169,663
Komatsu Ltd.	7,500	192,054
Kubota Corp.	15,000	226,667
Kyocera Corp.	7,500	484,175
M3 Inc.	7,500	132,593
Marubeni Corp.	120,000	856,673
Mebuki Financial Group Inc.	30,000	76,229
Mitsubishi Corp.	30,000	823,165
Mitsubishi Electric Corp.	30,000	426,128
Mitsubishi Estate Co. Ltd.	15,000	252,593
Mitsubishi Motors Corp.	22,500	125,859
Mitsubishi Tanabe Pharma Corp.	7,500	94,141
Mitsubishi UFJ Financial Group Inc.	135,000	666,545
Mitsubishi UFJ Lease & Finance Co. Ltd.	15,000	75,960
Mitsui & Co. Ltd.	90,000	1,449,697
Mitsui Fudosan Co. Ltd.	15,000	345,724
Mizuho Financial Group Inc.	352,500	549,125
MS&AD Insurance Group Holdings Inc.	7,500	231,515
Nexon Co. Ltd.(b)	7,500	107,475
Nippon Paint Holdings Co. Ltd.	7,500	283,838
Nippon Telegraph & Telephone Corp.	7,500	310,842
Nissan Motor Co. Ltd.	22,500	180,465

4

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nomura Holdings Inc.	67,500	$253,212
NTT Data Corp.	15,000	174,276
NTT DOCOMO Inc.	15,000	324,646
Obayashi Corp.	22,500	220,000
Olympus Corp.	30,000	335,084
ORIX Corp.	30,000	423,300
Otsuka Holdings Co. Ltd.	7,500	267,273
Panasonic Corp.	22,500	206,263
Rakuten Inc.	22,500	249,495
Recruit Holdings Co. Ltd.	15,000	448,350
Resona Holdings Inc.	45,000	189,778
Ricoh Co. Ltd.	15,000	151,246
Santen Pharmaceutical Co. Ltd.	7,500	114,074
SBI Holdings Inc./Japan	7,500	159,798
Secom Co. Ltd.	7,500	628,822
Sega Sammy Holdings Inc.	7,500	94,545
Sekisui House Ltd.	22,500	362,020
Seven & i Holdings Co. Ltd.	7,500	259,865
Seven Bank Ltd.	45,000	122,020
Shimizu Corp.	22,500	191,717
Shin-Etsu Chemical Co. Ltd.	7,500	702,357
Shiseido Co. Ltd.	7,500	587,071
Shizuoka Bank Ltd. (The)	15,000	114,478
SoftBank Group Corp.	7,500	778,114
Sompo Holdings Inc.	7,500	280,202
Sony Corp.	15,000	701,953
Subaru Corp.	15,000	366,397
Sumitomo Corp.	22,500	321,111
Sumitomo Metal Mining Co. Ltd.	7,500	234,276
Sumitomo Mitsui Financial Group Inc.	15,000	541,549
T&D Holdings Inc.	7,500	80,572
Taisei Corp.	7,500	328,283
Takeda Pharmaceutical Co. Ltd.	17,775	656,259
Terumo Corp.	15,000	450,774
Toho Gas Co. Ltd.	7,500	308,417
Tokio Marine Holdings Inc.	7,500	377,239
Toshiba Corp.	7,500	249,158
Toyota Motor Corp.	22,500	1,394,949
Toyota Tsusho Corp.	7,500	247,811
Unicharm Corp.	7,500	245,724
Yahoo Japan Corp.	60,000	159,461
Yamaguchi Financial Group Inc.	7,500	55,219

		31,609,652

Malaysia — 0.3%
AMMB Holdings Bhd	75,000	81,086
CIMB Group Holdings Bhd	67,500	86,038
Dialog Group Bhd	105,000	81,775
Genting Bhd	142,500	242,641
Genting Malaysia Bhd(a)	52,500	40,380
IHH Healthcare Bhd	52,500	70,601
IOI Properties Group Bhd	45,000	14,911
Malayan Banking Bhd	75,000	167,795
Maxis Bhd	30,000	38,892
Petronas Dagangan Bhd	22,500	131,588
PPB Group Bhd	54,320	246,473
Public Bank Bhd	22,500	122,445
RHB Bank Bhd	7,500	10,812
Top Glove Corp. Bhd(a)	30,000	35,337

Security	Shares	Value

Malaysia (continued)
Westports Holdings Bhd	120,000	$110,292

		1,481,066

Mexico — 0.3%
America Movil SAB de CV, Series L, NVS	300,001	222,680
Coca-Cola Femsa SAB de CV	15,000	95,356
Fibra Uno Administracion SA de CV	90,000	133,702
Fomento Economico Mexicano SAB de CV	22,500	218,732
Grupo Aeroportuario del Pacifico SAB de CV, Series B	7,500	75,998
Grupo Aeroportuario del Sureste SAB de CV, Class B	6,000	98,487
Grupo Financiero Banorte SAB de CV, Class O	37,001	233,079
Grupo Financiero Inbursa SAB de CV, Class O	7,500	11,441
Promotora y Operadora de Infraestructura SAB de CV	6,025	61,077
Wal-Mart de Mexico SAB de CV	82,500	241,607

		1,392,159

Netherlands — 1.0%
Aegon NV	14,100	73,574
AerCap Holdings NV(b)	2,100	104,244
ASML Holding NV	4,650	966,897
Heineken NV	1,575	169,874
ING Groep NV	32,325	411,390
Koninklijke Ahold Delhaize NV	7,875	189,396
Koninklijke DSM NV	2,250	256,822
Koninklijke KPN NV	18,900	57,952
Koninklijke Philips NV	12,825	545,670
Koninklijke Vopak NV	375	16,705
NN Group NV	3,450	150,094
NXP Semiconductors NV	3,292	347,701
Randstad NV	2,025	115,559
Unilever NV, CVA	14,700	888,953
Wolters Kluwer NV	4,500	313,583

		4,608,414

New Zealand — 0.1%
Meridian Energy Ltd.	145,200	393,146

Norway — 0.3%
DNB ASA	18,750	359,172
Gjensidige Forsikring ASA	9,825	190,365
Mowi ASA	13,950	301,504
Orkla ASA	24,796	193,952
Schibsted ASA, Class B	3,084	73,609
Telenor ASA	14,025	280,905

		1,399,507

Peru — 0.1%
Credicorp Ltd.	450	106,605
Southern Copper Corp.	14,625	561,892

		668,497

Philippines — 0.1%
BDO Unibank Inc.	22,500	57,856
International Container Terminal Services Inc.	36,750	89,208
Jollibee Foods Corp.	5,250	30,686
SM Investments Corp.	8,250	150,396
SM Prime Holdings Inc.	150,000	119,309

		447,455

Poland — 0.1%
Bank Polska Kasa Opieki SA	4,500	133,656
CCC SA	225	12,190
CD Projekt SA(b)	1,275	71,575
Powszechna Kasa Oszczednosci Bank Polski SA	11,025	113,012
Powszechny Zaklad Ubezpieczen SA	10,650	116,847

5

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Poland (continued)
Santander Bank Polska SA	900	$93,289

		540,569

Portugal — 0.1%
Galp Energia SGPS SA	15,375	257,945

Qatar — 0.1%
Barwa Real Estate Co.	26,475	251,326
Ezdan Holding Group QSC(b)	20,700	60,632
Industries Qatar QSC	2,025	67,013
Qatar National Bank QPSC	4,575	245,229

		624,200

Russia — 0.3%
Magnit PJSC, GDR(d)	9,108	129,880
Mobile TeleSystems PJSC, ADR	30,525	240,537
PhosAgro PJSC, GDR(d)	12,300	154,857
Sberbank of Russia PJSC, ADR	44,968	642,818
Sberbank of Russia PJSC, ADR, New	1,232	17,802

		1,185,894

Saudi Arabia — 0.0%
Alinma Bank	15	108
Saudi Electricity Co.	20	91

		199

Singapore — 0.4%
Ascendas REIT	30,000	66,118
City Developments Ltd.	15,000	98,516
DBS Group Holdings Ltd.	15,000	311,306
Genting Singapore Ltd.	157,500	113,971
Oversea-Chinese Banking Corp. Ltd.	41,400	368,013
SATS Ltd.	15,000	57,633
Singapore Technologies Engineering Ltd.	45,000	130,914
Singapore Telecommunications Ltd.	142,500	331,858
Suntec REIT	67,500	91,739
United Overseas Bank Ltd.	9,300	190,140
UOL Group Ltd.	22,500	125,294
Yangzijiang Shipbuilding Holdings Ltd.	75,000	86,505

		1,972,007

South Africa — 0.8%
Absa Group Ltd.	12,375	141,789
Capitec Bank Holdings Ltd.	150	13,986
Clicks Group Ltd.	2,100	28,661
FirstRand Ltd.	44,250	209,610
Foschini Group Ltd. (The)	2,475	31,897
Growthpoint Properties Ltd.	87,675	152,156
Kumba Iron Ore Ltd.	5,175	154,731
Liberty Holdings Ltd.	6,975	50,356
MTN Group Ltd.	18,375	132,491
MultiChoice Group Ltd.	4,437	39,755
Naspers Ltd., Class N	4,500	1,147,298
Nedbank Group Ltd.	6,996	129,836
NEPI Rockcastle PLC	8,625	71,731
Old Mutual Ltd.	47,850	76,733
Redefine Properties Ltd.	170,550	117,180
Reinet Investments SCA	4,650	78,159
RMB Holdings Ltd.	37,800	220,109
Sanlam Ltd.	41,925	223,717
SPAR Group Ltd. (The)	3,600	48,716
Standard Bank Group Ltd.	21,450	297,745
Truworths International Ltd.	8,100	42,708

		3,409,364

Security	Shares	Value

South Korea — 1.4%
Amorepacific Corp.	600	$106,836
BNK Financial Group Inc.	5,850	35,105
Celltrion Inc.(b)	825	149,724
Daelim Industrial Co. Ltd.	1,725	142,944
Daewoo Engineering & Construction Co. Ltd.(b)	14,100	60,835
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	300	7,460
DGB Financial Group Inc.	4,812	34,685
E-MART Inc.	75	11,043
GS Engineering & Construction Corp.	2,025	70,381
GS Holdings Corp.	5,100	227,026
Hana Financial Group Inc.	3,864	121,727
Hanon Systems	2,250	24,173
Hanwha Corp.	1,500	38,009
Hanwha Life Insurance Co. Ltd.	4,575	15,627
Hotel Shilla Co. Ltd.	975	95,985
Hyundai Department Store Co. Ltd.	150	13,033
Hyundai Engineering & Construction Co. Ltd.	1,350	60,673
Hyundai Heavy Industries Co. Ltd.(b)	1,732	184,594
Hyundai Heavy Industries Holdings Co. Ltd.	225	65,873
Hyundai Mobis Co. Ltd.	900	179,129
Hyundai Motor Co.	1,125	133,384
Industrial Bank of Korea	6,675	80,855
KB Financial Group Inc.	3,838	151,792
Kia Motors Corp.	1,800	69,726
Korea Aerospace Industries Ltd.	1,932	57,886
Korea Gas Corp.	2,100	82,964
Korea Investment Holdings Co. Ltd.	75	4,392
KT&G Corp.	2,100	183,367
LG Electronics Inc.	905	58,724
LG Household & Health Care Ltd.	150	182,596
LG Uplus Corp.	1,050	12,854
NAVER Corp.	1,316	134,625
NCSoft Corp.	225	101,314
Samsung Biologics Co. Ltd.(b)(c)	225	65,488
Samsung C&T Corp.	675	59,228
Samsung Electronics Co. Ltd.	48,230	1,893,032
Samsung Engineering Co. Ltd.(b)	3,975	58,018
Samsung Fire & Marine Insurance Co. Ltd.	375	97,590
Samsung SDI Co. Ltd.	525	106,290
Samsung SDS Co. Ltd.	525	97,526
Shinhan Financial Group Co. Ltd.	5,037	190,157
SK Holdings Co. Ltd.	825	181,152
SK Hynix Inc.	5,925	400,698
SK Telecom Co. Ltd.	225	47,672
Woongjin Coway Co. Ltd.	1,125	84,557

		6,180,749

Spain — 1.0%
Aena SME SA(c)	2,325	430,841
Amadeus IT Group SA	5,850	464,959
Banco Bilbao Vizcaya Argentaria SA	72,921	442,773
Banco de Sabadell SA	59,700	69,314
Banco Santander SA	157,295	795,290
CaixaBank SA	23,925	76,121
Enagas SA	690	19,641
Ferrovial SA	13,957	343,490
Grifols SA	3,825	106,052
Industria de Diseno Textil SA	15,825	478,315
Mapfre SA	36,825	110,397
Red Electrica Corp. SA	27,600	571,766
Siemens Gamesa Renewable Energy SA	7,950	142,464

6

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Telefonica SA	63,750	$530,977

		4,582,400

Sweden — 0.9%
Alfa Laval AB	3,000	69,550
Assa Abloy AB, Class B	14,775	314,871
Atlas Copco AB, Class A	1,481	45,987
Atlas Copco AB, Class B	9,600	272,950
Boliden AB	18,300	542,833
Epiroc AB, Class A(b)	5,460	56,399
Hennes & Mauritz AB, Class B	11,925	207,698
Hexagon AB, Class B	3,075	167,549
ICA Gruppen AB	2,025	73,167
Industrivarden AB, Class C	15,600	350,503
Investor AB, Class B	9,975	474,995
Kinnevik AB, Class B	9,000	261,760
Sandvik AB	7,125	131,643
Skandinaviska Enskilda Banken AB, Class A	6,525	62,197
Skanska AB, Class B	5,025	87,372
Svenska Handelsbanken AB, Class A	8,775	95,671
Swedbank AB, Class A	3,150	51,043
Telefonaktiebolaget LM Ericsson, Class B	34,500	341,124
Telia Co. AB	27,750	118,043
Volvo AB, Class B	18,450	294,989

		4,020,344

Switzerland — 2.5%
ABB Ltd., Registered	16,950	348,814
Adecco Group AG, Registered	2,025	116,293
Alcon Inc.(b)	3,825	220,266
Cie. Financiere Richemont SA, Registered	5,250	383,832
Credit Suisse Group AG, Registered	16,408	218,988
EMS-Chemie Holding AG, Registered	300	181,649
Geberit AG, Registered	600	251,600
Givaudan SA, Registered	225	582,704
Kuehne + Nagel International AG, Registered	675	98,070
Lonza Group AG, Registered	600	185,299
Nestle SA, Registered	28,575	2,749,538
Novartis AG, Registered	19,650	1,604,589
Roche Holding AG, NVS	6,675	1,759,475
Schindler Holding AG, Participation Certificates, NVS	450	97,066
SGS SA, Registered	75	197,915
Sika AG, Registered	3,450	528,165
Swatch Group AG (The), Bearer	525	160,334
Swiss Re AG	2,700	259,825
Swisscom AG, Registered	225	104,816
Temenos AG, Registered	825	137,149
UBS Group AG, Registered	33,872	454,231
Vifor Pharma AG	750	98,037
Zurich Insurance Group AG	1,200	382,610

		11,121,265

Taiwan — 1.3%
Cathay Financial Holding Co. Ltd.	225,000	325,475
Chang Hwa Commercial Bank Ltd.	150,000	89,803
China Development Financial Holding Corp.	300,000	96,599
China Life Insurance Co. Ltd./Taiwan	83,411	69,372
Chunghwa Telecom Co. Ltd.	75,000	269,409
CTBC Financial Holding Co. Ltd.	300,400	205,607
E.Sun Financial Holding Co. Ltd.	150,000	123,054
Fubon Financial Holding Co. Ltd.	150,000	221,352
Hon Hai Precision Industry Co. Ltd.	187,720	527,908

Security	Shares	Value

Taiwan (continued)
Mega Financial Holding Co. Ltd.	450,000	$431,782
Ruentex Development Co. Ltd.	150,000	205,819
Shin Kong Financial Holding Co. Ltd.	381,480	107,897
SinoPac Financial Holdings Co. Ltd.	375,200	144,490
Synnex Technology International Corp.	150,000	186,887
Taishin Financial Holding Co. Ltd.	394,952	178,937
Taiwan Business Bank	225,000	92,837
Taiwan Cooperative Financial Holding Co. Ltd.	150,000	99,511
Taiwan Semiconductor Manufacturing Co. Ltd.	225,000	1,885,861
Tatung Co. Ltd.(b)	75,000	57,765
Uni-President Enterprises Corp.	150,000	356,299
Yuanta Financial Holding Co. Ltd.	375,000	217,226

		5,893,890

Thailand — 0.2%
Airports of Thailand PCL, NVDR	105,000	225,294
Bangkok Bank PCL, Foreign	7,500	49,099
Bangkok Expressway & Metro PCL, NVDR	279,700	95,497
BTS Group Holdings PCL, NVDR	234,300	86,601
CP ALL PCL, NVDR	60,000	145,654
Energy Absolute PCL, NVDR	45,000	78,582
Kasikornbank PCL, Foreign	22,500	134,260
Krung Thai Bank PCL, NVDR	142,500	84,362
Siam Commercial Bank PCL (The), NVDR	37,500	153,876

		1,053,225

Turkey — 0.1%
Akbank T.A.S.(b)	103,744	106,360
TAV Havalimanlari Holding AS	11,475	48,633
Turkiye Garanti Bankasi AS	61,125	83,657
Turkiye Is Bankasi AS, Class C(b)	150,075	134,752

		373,402

United Arab Emirates — 0.1%
Aldar Properties PJSC	129,450	62,731
Emaar Properties PJSC	72,000	94,088
Emirates Telecommunications Group Co. PJSC	40,050	182,088

		338,907

United Kingdom — 5.0%
3i Group PLC	19,650	274,227
Antofagasta PLC	43,800	518,467
Aptiv PLC	3,000	257,100
Ashtead Group PLC	7,125	197,102
AstraZeneca PLC	12,711	948,838
Auto Trader Group PLC(c)	12,525	92,320
Aviva PLC	41,925	234,746
BAE Systems PLC	23,325	150,214
Barclays PLC	166,950	357,546
Barratt Developments PLC	16,425	128,860
Berkeley Group Holdings PLC	2,400	117,516
British American Tobacco PLC	23,479	915,191
British Land Co. PLC (The)	23,925	185,268
BT Group PLC	74,925	223,727
Bunzl PLC	4,425	133,198
Burberry Group PLC	6,300	165,656
Capri Holdings Ltd.(b)	2,025	89,262
Coca-Cola European Partners PLC(b)	1,050	56,270
Compass Group PLC	21,075	478,879
ConvaTec Group PLC(c)	26,175	47,277
Croda International PLC	3,040	205,328
DCC PLC	1,650	147,302
Diageo PLC	28,125	1,185,568

7

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Direct Line Insurance Group PLC	10,181	$43,720
Experian PLC	15,675	454,672
Ferguson PLC	3,150	223,394
Fresnillo PLC	8,025	78,338
GlaxoSmithKline PLC	52,050	1,067,630
GVC Holdings PLC	11,775	100,208
Hammerson PLC	21,150	88,755
Hargreaves Lansdown PLC	3,300	97,097
HSBC Holdings PLC	202,500	1,761,072
Imperial Brands PLC	12,675	402,519
Informa PLC	12,975	131,767
Intertek Group PLC	1,950	136,003
Investec PLC	15,300	96,737
ITV PLC	41,325	73,618
John Wood Group PLC	27,675	169,749
Johnson Matthey PLC	3,975	172,924
Kingfisher PLC	27,000	92,959
Land Securities Group PLC	19,941	239,944
Legal & General Group PLC	70,275	254,870
Lloyds Banking Group PLC	739,650	603,328
London Stock Exchange Group PLC	3,600	235,314
Marks & Spencer Group PLC	21,675	80,786
Meggitt PLC	16,575	117,634
Melrose Industries PLC	63,075	166,265
Merlin Entertainments PLC(c)	19,425	92,734
Micro Focus International PLC	5,102	128,888
National Grid PLC	23,223	253,127
Next PLC	1,575	118,390
Pearson PLC	12,150	131,498
Persimmon PLC	6,375	185,829
Prudential PLC	28,425	642,926
Reckitt Benckiser Group PLC	7,350	593,786
RELX PLC	26,550	608,824
Rolls-Royce Holdings PLC	18,825	224,454
Royal Dutch Shell PLC, Class B	32,100	1,031,323
RSA Insurance Group PLC	10,275	72,601
Schroders PLC	1,875	77,412
Segro PLC	18,315	161,977
Sensata Technologies Holding PLC(a)(b)	2,550	127,347
Severn Trent PLC	14,400	382,209
Smith & Nephew PLC	8,325	160,677
Smiths Group PLC	7,575	150,349
St. James’s Place PLC	6,075	88,819
Standard Chartered PLC	37,950	346,315
Standard Life Aberdeen PLC	55,333	201,184
Taylor Wimpey PLC	52,350	123,798
Tesco PLC	100,650	327,769
Unilever PLC	13,125	796,917
United Utilities Group PLC	46,575	503,227
Vodafone Group PLC	293,250	542,859
Weir Group PLC (The)	3,675	79,505
Whitbread PLC	2,925	170,068
WPP PLC	16,350	203,854

		22,527,831

United States — 54.9%
3M Co.	5,850	1,108,633
Abbott Laboratories	18,225	1,449,981
AbbVie Inc.	14,700	1,167,033
Abiomed Inc.(a)(b)	375	104,029
Accenture PLC, Class A	6,750	1,233,022

Security	Shares	Value

United States (continued)
Activision Blizzard Inc.	6,750	$325,417
Acuity Brands Inc.	525	76,823
Adobe Inc.(b)	4,950	1,431,787
Advance Auto Parts Inc.	750	124,740
Advanced Micro Devices Inc.(b)	11,625	321,199
Affiliated Managers Group Inc.	375	41,595
Aflac Inc.	9,075	457,198
Agilent Technologies Inc.	4,350	341,475
AGNC Investment Corp.	5,175	92,063
Akamai Technologies Inc.(b)	1,800	144,108
Albemarle Corp.	1,725	129,479
Alexandria Real Estate Equities Inc.	1,350	192,227
Alexion Pharmaceuticals Inc.(b)	2,025	275,663
Align Technology Inc.(b)	825	267,861
Alkermes PLC(b)	1,200	36,384
Alleghany Corp.(b)	225	147,798
Allegion PLC	1,425	141,403
Allergan PLC	3,450	507,150
Alliance Data Systems Corp.	600	96,060
Allstate Corp. (The)	3,600	356,616
Ally Financial Inc.	7,275	216,140
Alphabet Inc., Class A(b)	3,150	3,776,724
Alphabet Inc., Class C, NVS(b)	2,775	3,298,032
Altria Group Inc.	19,050	1,034,986
Amazon.com Inc.(b)	4,050	7,802,406
AMERCO	375	139,939
American Express Co.	8,250	967,147
American International Group Inc.	12,750	606,517
American Tower Corp.	4,500	878,850
American Water Works Co. Inc.	10,800	1,168,452
Ameriprise Financial Inc.	1,425	209,147
AmerisourceBergen Corp.	1,725	128,961
AMETEK Inc.	2,250	198,383
Amgen Inc.	6,450	1,156,614
Amphenol Corp., Class A	1,425	141,873
Analog Devices Inc.	4,725	549,234
Annaly Capital Management Inc.	16,350	164,972
ANSYS Inc.(b)	1,050	205,590
Anthem Inc.	2,775	729,908
AO Smith Corp.	3,675	193,195
Aon PLC	2,775	499,888
Apple Inc.	46,350	9,301,054
Applied Materials Inc.	10,050	442,903
Arch Capital Group Ltd.(b)	3,300	111,474
Arrow Electronics Inc.(b)	750	63,383
Assurant Inc.	600	57,000
AT&T Inc.	70,275	2,175,714
Athene Holding Ltd., Class A(b)	1,200	54,192
Atmos Energy Corp.	9,825	1,005,490
Autodesk Inc.(a)(b)	2,250	400,972
Automatic Data Processing Inc.	5,100	838,389
AutoZone Inc.(b)	225	231,370
AvalonBay Communities Inc.	1,500	301,395
Avery Dennison Corp.	2,400	265,560
Axalta Coating Systems Ltd.(b)	6,375	171,998
Baker Hughes a GE Co.	22,575	542,251
Ball Corp.	4,200	251,748
Bank of America Corp.	91,725	2,804,950
Bank of New York Mellon Corp. (The)	8,400	417,144
Baxter International Inc.	4,200	320,460

8

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
BB&T Corp.	6,750	$345,600
Becton Dickinson and Co.	2,550	613,887
Berkshire Hathaway Inc., Class B(b)	11,475	2,486,747
Best Buy Co. Inc.	2,400	178,584
Biogen Inc.(b)	1,875	429,825
BioMarin Pharmaceutical Inc.(b)	1,350	115,466
BlackRock Inc.(e)	1,205	584,714
Boeing Co. (The)	5,550	2,096,179
Booking Holdings Inc.(b)	525	973,870
BorgWarner Inc.	2,025	84,584
Boston Properties Inc.	1,275	175,466
Boston Scientific Corp.(b)	14,400	534,528
Brighthouse Financial Inc.(b)	2,774	115,925
Bristol-Myers Squibb Co.	15,975	741,719
Broadcom Inc.	4,425	1,408,920
Broadridge Financial Solutions Inc.	1,050	124,037
Brown-Forman Corp., Class B, NVS	3,420	182,252
Burlington Stores Inc.(b)	525	88,678
Cadence Design Systems Inc.(b)	1,650	114,477
Capital One Financial Corp.	5,175	480,395
Cardinal Health Inc.	3,300	160,743
CarMax Inc.(b)	1,725	134,309
Caterpillar Inc.	5,925	826,063
Cboe Global Markets Inc.	375	38,104
CBRE Group Inc., Class A(b)	4,950	257,747
CBS Corp., Class B, NVS	1,950	99,977
CDW Corp./DE	1,125	118,800
Celgene Corp.(b)	6,450	610,557
Centene Corp.(b)	3,600	185,616
CenturyLink Inc.	9,036	103,191
Cerner Corp.(b)	4,125	274,106
CH Robinson Worldwide Inc.	1,275	103,275
Charles Schwab Corp. (The)	8,925	408,586
Charter Communications Inc., Class A(b)	1,500	556,785
Cheniere Energy Inc.(b)	11,550	743,242
Chevron Corp.	450	54,027
Chipotle Mexican Grill Inc.(b)	375	258,015
Chubb Ltd.	4,200	609,840
Church & Dwight Co. Inc.	3,000	224,850
Cigna Corp.	4,070	646,479
Cincinnati Financial Corp.	1,200	115,416
Cintas Corp.	1,425	309,424
Cisco Systems Inc.	47,175	2,639,441
CIT Group Inc.	3,000	159,810
Citigroup Inc.	25,350	1,792,245
Citizens Financial Group Inc.	5,550	200,910
Citrix Systems Inc.	1,500	151,440
Clorox Co. (The)	1,050	167,717
CME Group Inc.	3,000	536,700
Coca-Cola Co. (The)	43,575	2,137,789
Cognex Corp.(a)	1,950	98,339
Cognizant Technology Solutions Corp., Class A	5,775	421,344
Colgate-Palmolive Co.	8,700	633,273
Comcast Corp., Class A	44,925	1,955,585
Conagra Brands Inc.	3,975	122,351
Concho Resources Inc.	5,025	579,784
Consolidated Edison Inc.	12,075	1,040,382
Constellation Brands Inc., Class A	1,950	412,756
Cooper Companies Inc. (The)	375	108,720
Copart Inc.(b)	3,225	217,107

Security	Shares	Value

United States (continued)
Corning Inc.	7,950	$253,208
CoStar Group Inc.(b)	750	372,187
Costco Wholesale Corp.	5,325	1,307,447
Coty Inc., Class A(a)	8,850	95,757
Crown Castle International Corp.	4,350	547,143
CSX Corp.	8,775	698,753
Cummins Inc.	1,200	199,548
CVS Health Corp.	12,825	697,423
Danaher Corp.	6,525	864,171
Darden Restaurants Inc.	975	114,660
Deere & Co.	3,000	496,890
Dell Technologies Inc., Class C(b)	1,575	106,171
Dentsply Sirona Inc.	3,075	157,225
DexCom Inc.(b)	825	99,883
Diamondback Energy Inc.	4,125	438,859
Digital Realty Trust Inc.	1,350	158,909
Discover Financial Services	3,375	275,029
Discovery Inc., Class A(b)	4,125	127,463
Dollar General Corp.	2,475	312,073
Dollar Tree Inc.(b)	2,250	250,380
Domino’s Pizza Inc.	525	142,055
Dover Corp.	1,650	161,766
Dow Inc.(b)	5,949	337,487
DowDuPont Inc.	17,850	686,332
DR Horton Inc.	3,525	156,193
DXC Technology Co.	3,600	236,664
Eaton Corp. PLC	4,275	354,055
eBay Inc.	11,325	438,844
Ecolab Inc.	5,100	938,808
Edison International	8,250	526,102
Edwards Lifesciences Corp.(b)	2,175	382,952
Electronic Arts Inc.(b)	2,925	276,851
Eli Lilly & Co.	9,375	1,097,250
Emerson Electric Co.	7,200	511,128
EOG Resources Inc.	3,900	374,595
Equifax Inc.	1,650	207,818
Equinix Inc.	675	306,922
Equity Residential	4,575	349,621
Essex Property Trust Inc.	525	148,313
Estee Lauder Companies Inc. (The), Class A	2,775	476,773
Everest Re Group Ltd.	375	88,313
Eversource Energy	20,400	1,461,864
Exelon Corp.	375	19,106
Expedia Group Inc.	1,650	214,236
Expeditors International of Washington Inc.	4,050	321,651
Facebook Inc., Class A(b)	23,250	4,496,550
Fastenal Co.	3,675	259,271
Fidelity National Financial Inc.	3,675	146,816
Fidelity National Information Services Inc.	3,900	452,127
Fifth Third Bancorp	6,150	177,243
First Data Corp., Class A(b)	6,000	155,160
Fiserv Inc.(b)	4,800	418,752
FleetCor Technologies Inc.(b)	1,125	293,569
FLIR Systems Inc.	2,250	119,115
Flowserve Corp.	1,575	77,222
Fluor Corp.	2,925	116,210
FMC Corp.	3,075	243,110
Ford Motor Co.	33,600	351,120
Fortinet Inc.(b)	1,725	161,150
Fortive Corp.	3,675	317,299

9

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Fortune Brands Home & Security Inc.	2,400	$126,672
Fox Corp., Class A, NVS(b)	3,593	140,091
Fox Corp., Class B(b)	946	36,421
Franklin Resources Inc.	5,175	179,003
Freeport-McMoRan Inc.	12,825	157,876
Garmin Ltd.	1,875	160,763
Gartner Inc.(b)	900	143,073
General Dynamics Corp.	2,775	495,948
General Electric Co.	47,925	487,397
General Mills Inc.	5,400	277,938
General Motors Co.	10,125	394,369
Genuine Parts Co.	1,275	130,739
Gilead Sciences Inc.	12,600	819,504
Goldman Sachs Group Inc. (The)	3,525	725,868
GrubHub Inc.(b)	1,275	85,157
H&R Block Inc.	1,575	42,856
Halliburton Co.	21,075	597,055
Harley-Davidson Inc.	2,700	100,521
Harris Corp.	1,575	265,388
Hartford Financial Services Group Inc. (The)	4,050	211,856
Hasbro Inc.	1,950	198,627
HCA Healthcare Inc.	2,250	286,268
HCP Inc.	2,896	86,243
HD Supply Holdings Inc.(b)	1,950	89,096
Helmerich & Payne Inc.	6,225	364,287
Henry Schein Inc.(b)	900	57,654
Hershey Co. (The)	1,275	159,184
Hewlett Packard Enterprise Co.	18,225	288,137
Hilton Worldwide Holdings Inc.	1,200	104,388
HollyFrontier Corp.	8,100	386,613
Hologic Inc.(b)	2,475	114,791
Home Depot Inc. (The)	11,625	2,368,012
Honeywell International Inc.	8,325	1,445,470
Host Hotels & Resorts Inc.	10,350	199,134
HP Inc.	18,600	371,070
Humana Inc.	1,425	363,959
Huntington Bancshares Inc./OH	5,475	76,212
IAC/InterActiveCorp.(b)	600	134,904
IDEXX Laboratories Inc.(b)	750	174,000
IHS Markit Ltd.(b)	6,338	362,914
Illinois Tool Works Inc.	3,450	536,923
Illumina Inc.(b)	1,575	491,400
Incyte Corp.(b)	1,275	97,920
Ingersoll-Rand PLC	2,850	349,438
Intel Corp.	46,575	2,377,188
Intercontinental Exchange Inc.	4,425	359,974
International Business Machines Corp.	9,900	1,388,673
International Flavors & Fragrances Inc.	2,025	279,025
Interpublic Group of Companies Inc. (The)	2,775	63,825
Intuit Inc.	2,925	734,350
Intuitive Surgical Inc.(b)	1,275	651,053
Invesco Ltd.	5,175	113,695
IQVIA Holdings Inc.(b)	1,575	218,768
Jack Henry & Associates Inc.	750	111,795
Jacobs Engineering Group Inc.	4,200	327,348
Jazz Pharmaceuticals PLC(b)	300	38,931
JM Smucker Co. (The)	975	119,564
Johnson & Johnson	26,475	3,738,270
Johnson Controls International PLC	9,225	345,937
Jones Lang LaSalle Inc.	825	127,520

Security	Shares	Value

United States (continued)
JPMorgan Chase & Co.	31,500	$3,655,575
Juniper Networks Inc.	2,775	77,062
Kellogg Co.	975	58,793
KeyCorp	6,900	121,095
Keysight Technologies Inc.(b)	1,350	117,491
Kimberly-Clark Corp.	1,350	173,313
Kimco Realty Corp.	6,975	121,295
Kinder Morgan Inc./DE	18,675	371,072
KLA-Tencor Corp.	1,950	248,586
Kohl’s Corp.	825	58,658
Kraft Heinz Co. (The)	7,425	246,807
Kroger Co. (The)	2,475	63,806
L Brands Inc.	2,175	55,767
L3 Technologies Inc.	900	196,722
Laboratory Corp. of America Holdings(b)	825	131,934
Lam Research Corp.	1,500	311,145
Lamb Weston Holdings Inc.	975	68,299
Las Vegas Sands Corp.	5,850	392,242
Leidos Holdings Inc.	1,500	110,220
Lennar Corp., Class A	2,850	148,286
Lennox International Inc.	675	183,229
Liberty Global PLC, Class A(b)	6,075	164,086
Liberty Media Corp.-Liberty Formula One, Class C, NVS(b)	2,775	107,698
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	3,900	155,766
Lincoln National Corp.	3,000	200,160
Live Nation Entertainment Inc.(b)	1,725	112,712
LKQ Corp.(a)(b)	3,900	117,390
Lockheed Martin Corp.	2,175	724,993
Loews Corp.	3,750	192,338
Lowe’s Companies Inc.	7,950	899,463
Lululemon Athletica Inc.(b)	1,350	238,073
M&T Bank Corp.	1,275	216,839
Macerich Co. (The)	1,500	60,210
Macy’s Inc.	2,700	63,558
ManpowerGroup Inc.	1,725	165,669
Marathon Petroleum Corp.	15,300	931,311
Markel Corp.(b)	75	80,363
Marriott International Inc./MD, Class A	1,050	143,241
Marsh & McLennan Companies Inc.	6,375	601,099
Marvell Technology Group Ltd.	10,575	264,587
Masco Corp.	5,325	207,995
Mastercard Inc., Class A	9,018	2,292,736
Maxim Integrated Products Inc.	3,225	193,500
McCormick & Co. Inc./MD, NVS	1,725	265,598
McDonald’s Corp.	8,025	1,585,499
McKesson Corp.	2,250	268,313
Medtronic PLC	13,425	1,192,274
MercadoLibre Inc.(b)	525	254,174
Merck & Co. Inc.	26,850	2,113,363
MetLife Inc.	10,650	491,284
Mettler-Toledo International Inc.(b)	300	223,578
MGM Resorts International	7,050	187,742
Microchip Technology Inc.	2,475	247,228
Micron Technology Inc.(b)	11,400	479,484
Microsoft Corp.	70,650	9,226,890
Middleby Corp. (The)(b)	675	89,188
Molson Coors Brewing Co., Class B	2,400	154,056
Mondelez International Inc., Class A	14,850	755,122
Monster Beverage Corp.(b)	4,875	290,550
Moody’s Corp.	1,650	324,423

10

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Morgan Stanley	11,550	$557,287
Motorola Solutions Inc.	1,200	173,892
MSCI Inc.	1,050	236,649
Mylan NV(b)	4,200	113,358
National Oilwell Varco Inc.	14,025	366,613
Nektar Therapeutics(b)	1,725	55,235
NetApp Inc.	3,225	234,941
Netflix Inc.(b)	4,425	1,639,639
Newell Brands Inc.	3,375	48,533
News Corp., Class A, NVS	5,400	67,068
Nielsen Holdings PLC	5,700	145,521
NIKE Inc., Class B	14,025	1,231,816
Norfolk Southern Corp.	2,625	535,552
Northern Trust Corp.	1,275	125,651
Northrop Grumman Corp.	1,650	478,351
NVIDIA Corp.	6,000	1,086,000
O’Reilly Automotive Inc.(b)	900	340,713
Old Dominion Freight Line Inc.(a)	1,275	190,332
Omnicom Group Inc.	1,575	126,047
ONEOK Inc.	20,925	1,421,435
Oracle Corp.	30,675	1,697,248
PACCAR Inc.	3,450	247,262
Packaging Corp. of America	675	66,933
Palo Alto Networks Inc.(b)	750	186,623
Parker-Hannifin Corp.	1,125	203,715
Paychex Inc.	5,250	442,627
PayPal Holdings Inc.(b)	11,025	1,243,289
People’s United Financial Inc.	3,375	58,354
PepsiCo Inc.	13,425	1,719,071
Pfizer Inc.	57,150	2,320,861
Philip Morris International Inc.	15,375	1,330,860
Phillips 66	18,975	1,788,773
Pioneer Natural Resources Co.	2,475	411,988
PNC Financial Services Group Inc. (The)	5,025	688,073
Polaris Industries Inc.	825	79,530
PPG Industries Inc.	3,825	449,437
Principal Financial Group Inc.	4,050	231,498
Procter & Gamble Co. (The)	25,125	2,675,310
Progressive Corp. (The)	5,550	433,732
Prologis Inc.	6,675	511,772
Prudential Financial Inc.	5,325	562,906
Public Storage	1,650	364,947
PVH Corp.	825	106,417
QUALCOMM Inc.	15,450	1,330,708
Quest Diagnostics Inc.	1,350	130,113
Qurate Retail Inc.(a)(b)	4,875	83,119
Ralph Lauren Corp.	825	108,554
Raytheon Co.	2,850	506,131
Realty Income Corp.	1,800	126,018
Red Hat Inc.(b)	1,650	301,175
Regeneron Pharmaceuticals Inc.(b)	600	205,884
Regions Financial Corp.	10,800	167,724
ResMed Inc.	1,725	180,280
Robert Half International Inc.	2,325	144,359
Rockwell Automation Inc.	1,050	189,746
Rollins Inc.	3,825	147,913
Roper Technologies Inc.	1,275	458,617
Ross Stores Inc.	3,750	366,225
S&P Global Inc.	2,775	612,331
Sabre Corp.	3,750	77,850

Security	Shares	Value

United States (continued)
salesforce.com Inc.(b)	6,900	$1,140,915
SBA Communications Corp.(b)	1,425	290,315
Schlumberger Ltd.	30,375	1,296,405
Seagate Technology PLC	2,250	108,720
Sealed Air Corp.	4,500	209,790
SEI Investments Co.	1,350	73,508
Sempra Energy	6,600	844,470
ServiceNow Inc.(b)	1,575	427,628
Sherwin-Williams Co. (The)	1,575	716,357
Simon Property Group Inc.	3,525	612,292
Sirius XM Holdings Inc.	18,525	107,630
Skyworks Solutions Inc.	1,650	145,497
SL Green Realty Corp.	1,050	92,757
Snap-on Inc.	750	126,210
Spirit AeroSystems Holdings Inc., Class A	1,425	123,833
Splunk Inc.(b)	1,275	176,001
Square Inc., Class A(b)	3,225	234,845
Stanley Black & Decker Inc.	1,800	263,880
Starbucks Corp.	14,475	1,124,418
State Street Corp.	3,805	257,446
Stryker Corp.	3,150	595,066
SunTrust Banks Inc.	5,250	343,770
SVB Financial Group(b)	525	132,153
Symantec Corp.	7,575	183,391
Synchrony Financial	6,975	241,823
Sysco Corp.	6,825	480,275
T-Mobile U.S. Inc.(b)	1,500	109,485
T Rowe Price Group Inc.	3,000	322,500
Take-Two Interactive Software Inc.(b)	1,125	108,934
Tapestry Inc.	3,150	101,651
Target Corp.	4,800	371,616
TD Ameritrade Holding Corp.	1,575	82,814
TE Connectivity Ltd.	4,350	416,077
TechnipFMC PLC	17,475	429,710
Teleflex Inc.(a)	375	107,318
Tesla Inc.(a)(b)	1,350	322,231
Texas Instruments Inc.	10,875	1,281,401
Textron Inc.	2,175	115,275
Thermo Fisher Scientific Inc.	4,200	1,165,290
Tiffany & Co.	1,875	202,163
TJX Companies Inc. (The)	13,050	716,184
Total System Services Inc.	2,025	207,036
Tractor Supply Co.	1,575	163,013
TransDigm Group Inc.(b)	525	253,323
TransUnion	2,325	161,936
Travelers Companies Inc. (The)	3,075	442,031
Trimble Inc.(b)	3,225	131,645
TripAdvisor Inc.(b)	1,050	55,892
Twitter Inc.(b)	6,000	239,460
U.S. Bancorp	11,025	587,853
UDR Inc.	2,475	111,251
Ulta Salon Cosmetics & Fragrance Inc.(b)	600	209,388
Under Armour Inc., Class A(b)	4,275	98,710
Union Pacific Corp.	7,800	1,380,912
United Parcel Service Inc., Class B	5,625	597,487
United Rentals Inc.(b)	1,050	147,966
United Technologies Corp.	9,180	1,309,160
UnitedHealth Group Inc.	9,300	2,167,551
Unum Group	1,875	69,225
Vail Resorts Inc.	675	154,474

11

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Valero Energy Corp.	12,525	$1,135,516
Varian Medical Systems Inc.(b)	750	102,128
Veeva Systems Inc., Class A(a)(b)	1,800	251,766
Ventas Inc.	2,025	123,748
VEREIT Inc.	13,800	113,988
VeriSign Inc.(b)	600	118,470
Verisk Analytics Inc.	3,000	423,420
Verizon Communications Inc.	39,225	2,243,278
Vertex Pharmaceuticals Inc.(b)	2,325	392,878
VF Corp.	3,975	375,280
Viacom Inc., Class B, NVS	1,350	39,029
Visa Inc., Class A	17,700	2,910,411
VMware Inc., Class A	1,050	214,337
Voya Financial Inc.	2,850	156,437
Vulcan Materials Co.	2,025	255,373
Wabtec Corp.(a)	1,500	111,105
Walmart Inc.	14,175	1,457,757
Walgreens Boots Alliance Inc.	9,750	522,307
Walt Disney Co. (The)	17,530	2,401,084
Waters Corp.(b)	900	192,186
Wayfair Inc., Class A(a)(b)	900	145,935
WellCare Health Plans Inc.(b)	450	116,258
Wells Fargo & Co.	44,025	2,131,250
Welltower Inc.	4,050	301,846
Western Digital Corp.	3,075	157,194
Western Union Co. (The)	5,250	102,060
Weyerhaeuser Co.	10,425	279,390
Williams Companies Inc. (The)	17,250	488,692
Willis Towers Watson PLC	1,125	207,383
Workday Inc., Class A(b)	1,050	215,912
Worldpay Inc., Class A(b)	2,821	330,649
WP Carey Inc.	1,275	101,133
WW Grainger Inc.	600	169,200
Wynn Resorts Ltd.	1,575	227,509
Xerox Corp.	3,750	125,100
Xilinx Inc.	3,300	396,462
XPO Logistics Inc.(b)	900	61,272
Xylem Inc./NY	4,725	394,065
Yum! Brands Inc.	1,125	117,439
Zayo Group Holdings Inc.(b)	1,425	44,588
Zillow Group Inc., Class C, NVS(a)(b)	525	17,535
Zimmer Biomet Holdings Inc.	1,800	221,688
Zoetis Inc.	5,175	527,022

		248,176,487

Total Common Stocks — 98.9% (Cost: $388,628,652)		446,764,776

Preferred Stocks

Brazil — 0.3%
Banco Bradesco SA, Preference Shares, NVS	54,072	487,018
Cia. Energetica de Minas Gerais, Preference Shares, NVS	37,500	139,926
Itau Unibanco Holding SA, Preference Shares, NVS	67,554	578,526
Itausa-Investimentos Itau SA, Preference Shares, NVS	45,000	135,673
Telefonica Brasil SA, Preference Shares, NVS	7,500	88,418

		1,429,561

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	3,075	109,255

Security	Shares	Value

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	10,050	$127,038
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	345,675	133,009
Grupo de Inversiones Suramericana SA, Preference Shares, NVS	17,175	185,042

		445,089

Germany — 0.2%
Fuchs Petrolub SE, Preference Shares, NVS	1,650	71,710
Henkel AG & Co. KGaA, Preference Shares, NVS	3,600	364,076
Volkswagen AG, Preference Shares, NVS	2,250	390,945

		826,731

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	261,975	136,493

South Korea — 0.1%
Hyundai Motor Co., Series 2, Preference Shares, NVS	1,050	78,650
Samsung Electronics Co. Ltd., Preference Shares, NVS	7,500	238,839

		317,489

United Kingdom — 0.0%
Rolls-Royce Holdings PLC, Preference Shares(b)(f)	1,336,575	1,742

Total Preferred Stocks — 0.7% (Cost: $3,113,326)		3,266,360

Rights

India — 0.0%
Bharti Airtel Ltd. (Expires 05/17/19)(b)	4,595	6,626

Total Rights — 0.0% (Cost: $0)		6,626

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(e)(g)(h)	5,330,763	5,332,896
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(e)(g)	368,055	368,055

		5,700,951

Total Short-Term Investments — 1.3% (Cost: $5,699,915)		5,700,951

Total Investments in Securities — 100.9% (Cost: $397,441,893)		455,738,713

Other Assets, Less Liabilities — (0.9)%		(3,891,885)

Net Assets — 100.0%		$451,846,828

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

12

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI ACWI Low Carbon Target ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold		Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	8,169,873	—		(2,839,110	)(a)	5,330,763	$5,332,896	$38,598	(b)	$1,150	$(972)
BlackRock Cash Funds: Treasury, SL Agency Shares	247,119	120,936	(a)	—		368,055	368,055	8,625		—	—
BlackRock Inc.	1,652	136		(583)		1,205	584,714	14,228		8,841	(75,315)
PNC Financial Services Group Inc. (The)(c)	6,120	606		(1,701)		5,025	N/A	15,044		49,950	(118,321)

							$6,285,665	$76,495		$59,941	$(194,608)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$446,764,776	$—	$—	$446,764,776
Preferred Stocks	3,264,618	—	1,742	3,266,360
Rights	—	6,626	—	6,626
Money Market Funds	5,700,951	—	—	5,700,951

	$455,730,345	$6,626	$1,742	$455,738,713

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

13